Other reserves (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Balance at beginning of the period	$ 106,000,000	€ 96	$ 455,000,000	$ 286,000,000
Hedging gains transferred to cost of inventory				(116,000,000)
Total other comprehensive income/(expense) for the period	21,000,000		(64,000,000)	77,000,000
Hedging Losses Transferred To Cost of Inventory	2,000,000		29,000,000
NOMOQ acquisition			(1,000,000)
NOMOQ put and call liability	2,000,000
Balance at end of the period	(136,000,000)	€ (131)	106,000,000	455,000,000
Total Other reserves
Balance at beginning of the period	(5,687,000,000)		(5,657,000,000)	(5,593,000,000)
Hedging gains transferred to cost of inventory				(116,000,000)
Total other comprehensive income/(expense) for the period	23,000,000		(52,000,000)	52,000,000
Hedging Losses Transferred To Cost of Inventory	2,000,000		29,000,000
NOMOQ acquisition			(7,000,000)
NOMOQ put and call liability	2,000,000
Balance at end of the period	(5,660,000,000)		(5,687,000,000)	(5,657,000,000)
Foreign currency translation reserve
Balance at beginning of the period	(10,000,000)		(18,000,000)	(28,000,000)
Total other comprehensive income/(expense) for the period	10,000,000		8,000,000	10,000,000
Balance at end of the period			(10,000,000)	(18,000,000)
Cash flow hedges reserve
Balance at beginning of the period	(23,000,000)		8,000,000	82,000,000
Hedging gains transferred to cost of inventory				(116,000,000)
Total other comprehensive income/(expense) for the period	13,000,000		(60,000,000)	42,000,000
Hedging Losses Transferred To Cost of Inventory	2,000,000		29,000,000
Balance at end of the period	(8,000,000)		(23,000,000)	8,000,000
Miscellaneous other reserve
Balance at beginning of the period	(5,654,000,000)		(5,647,000,000)	(5,647,000,000)
NOMOQ acquisition			(7,000,000)
NOMOQ put and call liability	2,000,000
Balance at end of the period	$ (5,652,000,000)		$ (5,654,000,000)	$ (5,647,000,000)